Loans receivable	12 Months Ended
Dec. 31, 2021
Disclosure Of Loans And Advances To Customers [Abstract]
Loans receivable

4.	Loans receivable
Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. Current loans are defined as loans to customers with terms of one year or less, while non-current
loans are those with terms exceeding one year. The breakdown of the Company’s gross loans receivable as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020

Current (terms of one year or less)	65,397	54,978
Non-current (terms exceeding one year)	248	1,135

	65,645	56,113

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents our assessment of credit risk exposure and by their IFRS 9 ECL measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off and these are carried in gross receivables at the net expected collectable amount with no associated allowance:

		As at December 31, 2021
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	54,067	—	—	54,067
Lower risk	1-30 days past due	2,797	—	—	2,797
Medium risk	31-60 days past due	—	1,284	—	1,284
Higher risk	61-90 days past due	—	798	—	798
Non-performing	91+ days past due or bankrupt	—	—	6,699	6,699

	Gross loans receivable	56,864	2,082	6,699	65,645
	Allowance for loan losses	(5,291)	(1,119)	(3,403)	(9,813)

	Loans receivable, net	51,573	963	3,296	55,832

		As at December 31, 2020

Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	47,590	—	—	47,590
Lower risk	1-30 days past due	1,571	—	—	1,571
Medium risk	31-60 days past due	—	720	—	720
Higher risk	61-90 days past due	—	415	—	415
Non-performing	91+ days past due or bankrupt	—	—	5,817	5,817

	Gross loans receivable	49,161	1,135	5,817	56,113
	Allowance for loan losses	(5,425)	(772)	(2,689)	(8,886)

	Loans receivable, net	43,736	363	3,128	47,227

The following tables show reconciliations from the opening to the closing balance of the loss allowance:

	As at December 31, 2021

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	5,425	772	2,689	8,886
Gross loans originated	3,263	—	—	3,263
Principal payments	(1,229)	(84)	68	(1,245)
Re-measurement of allowance before transfers	(830)	(144)	(743)	(1,717)
Re-measurement of amounts transferred between stages	(67)	920	7,322	8,175
Transfer to (from)
Stage 1 – 12 month ECLs	79	(59)	(20)	—
Stage 2 – Lifetime ECLs	(192)	192	—	—
Stage 3 – Lifetime ECLs	(728)	(478)	1,206	—
Net amounts written off against allowance	—	—	(7,549)	(7,549)

Balance as at December 31, 2021	5,721	1,119	2,973	9,813

	As at December 31, 2020

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	7,479	1,783	6,758	16,020
Gross loans originated	1,346	—	—	1,346
Principal payments	(2,448)	(476)	(838)	(3,762)
Derecognition of allowance associated with Liquid Sale	(1,575)	(247)	(309)	(2,131)
Re-measurement of allowance before transfers	1,702	128	532	2,362
Re-measurement of amounts transferred between stages	(145)	636	9,014	9,505
Transfer to (from)
Stage 1 – 12 month ECLs	173	(122)	(51)	—
Stage 2 – Lifetime ECLs	(124)	125	(1)	—
Stage 3 – Lifetime ECLs	(983)	(1,055)	2,038	—
Net amounts written off against allowance	—	—	(14,454)	(14,454)

Balance as at December 31, 2020	5,425	772	2,689	8,886

In determination of the Company’s allowance for loan losses, internally developed models are used to factor in credit risk related metrics, including the probability of defaults, the loss given default and other relevant risk factors. Management also considered the impact of key macroeconomic factors such as GDP, unemployment rates, inflation rates, interest rate, and oil prices on the allowance for loan losses. The analysis performed by the Company determined that historic losses are most correlated with inflation rate. As part of the process, inflation rate was used to generate two forward looking scenarios 1) Optimistic 2) Pessimistic. If management were to assign 100%
probability to the optimistic and pessimistic scenario forecasts, the allowance for credit losses would have been
$630
lower and $705 higher than the reported allowance for credit losses as at December 31, 2021, respectively.

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended
	December 31, 2021	December 31, 2020

Balance, beginning of period	8,886	16,020
Derecognition of allowance associated with loan sale	—	(2,131)
Provision for loan losses	8,476	9,451
Charge offs	(7,549)	(14,454)

Balance, end of period	9,813	8,886

The provision for loan losses in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2021 is recorded net of recoveries of $936 (2020 - $1,117).
On February 28, 2020, Mogo completed the sale of the majority of its non-current
(“
MogoLiquid
”) loan portfolio (the “
Liquid Sale
”) for gross consideration of $31,572,
de-recognized
net loan receivables of $29,896 and recognized a corresponding gain on sale of loan book amounting to $1,676. This gain is presented within other non-operating
expenses, in the consolidated statement of operations and comprehensive loss.